United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/17

Date of Reporting Period: Quarter ended 11/30/16

Item 1. Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURY—29.2%
	U.S. Treasury Bonds—12.2%
$1,750,000	2.250%, 8/15/2046	$1,475,389
9,250,000	2.500%, 2/15/2045 - 2/15/2046	8,272,699
6,500,000	2.750%, 8/15/2042	6,179,149
8,000,000	2.875%, 8/15/2045 - 11/15/2046	7,736,631
6,250,000	3.000%, 11/15/2044 - 11/15/2045	6,195,768
2,000,000	3.125%, 2/15/2043	2,038,269
18,250,000	3.625%, 8/15/2043	20,354,714
14,000,000	4.375%, 5/15/2041	17,408,224
	TOTAL	69,660,843
	U.S. Treasury Notes—17.0%
5,000,000	0.750%, 9/30/2018	4,967,968
12,000,000	1.125%, 2/28/2021 - 7/31/2021	11,648,737
35,500,000	1.375%, 2/29/2020 - 10/31/2020	35,225,718
9,000,000	1.500%, 11/30/2019	9,021,854
4,000,000	1.625%, 12/31/2019 - 11/15/2022	3,960,434
15,000,000	1.750%, 11/30/2021	14,936,133
15,025,000	2.000%, 8/15/2025 - 11/15/2026	14,571,165
2,000,000	2.625%, 11/15/2020	2,069,846
750,000	2.750%, 2/15/2024	776,913
	TOTAL	97,178,768
	TOTAL U.S. TREASURY (IDENTIFIED COST $163,122,727)	166,839,611
	ADJUSTABLE RATE MORTGAGES—0.0%
	Federal Home Loan Mortgage Corporation ARM—0.0%
168,622	2.650%, 11/1/2035	177,515
18,440	2.965%, 7/1/2035	19,328
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $186,389)	196,843
	GOVERNMENT AGENCIES—15.6%
	Federal Farm Credit System—1.0%
1,000,000	4.250%, 4/16/2018	1,044,451
2,000,000	5.050%, 8/1/2018	2,130,542
1,000,000	5.375%, 11/10/2020	1,139,758
1,000,000	5.550%, 8/1/2017	1,031,223
249,000	5.800%, 11/10/2021	294,903
	TOTAL	5,640,877
	Federal Home Loan Bank System—5.0%
6,000,000	1.625%, 9/11/2020	5,992,026
1,000,000	2.125%, 6/10/2022	1,008,477
4,500,000	2.625%, 12/10/2021	4,648,442
10,000,000	3.625%, 3/12/2021	10,761,944
4,000,000	4.125%, 12/13/2019 - 3/13/2020	4,319,269
1,500,000	4.250%, 3/9/2018	1,562,497
	TOTAL	28,292,655
	Federal Home Loan Mortgage Corporation—5.5%
8,000,000	0.875%, 3/7/2018	7,979,299

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Mortgage Corporation—continued
$23,000,000		2.375%, 1/13/2022	$23,482,269
70,000		6.750%, 9/15/2029	98,829
		TOTAL	31,560,397
		Federal National Mortgage Association—3.7%
6,000,000	[1]	1.625%, 1/21/2020	6,026,257
10,000,000		1.750%, 11/26/2019	10,092,741
5,000,000		2.625%, 9/6/2024	5,076,140
		TOTAL	21,195,138
		Tennessee Valley Authority Bonds—0.4%
2,000,000		5.250%, 9/15/2039	2,522,379
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $86,767,378)	89,211,446
		MORTGAGE-BACKED SECURITIES—2.1%
		Federal Home Loan Mortgage Corporation—0.0%
43,777		4.500%, 11/1/2018	44,926
159,662		5.500%, 11/1/2020	168,920
4,836		6.000%, 8/1/2017	4,902
		TOTAL	218,748
		Federal National Mortgage Association—0.1%
198,714		5.000%, 10/1/2017 - 1/1/2035	213,599
220,245		5.500%, 2/1/2023 - 6/1/2025	240,552
332,639		6.000%, 2/1/2026 - 1/1/2037	379,073
		TOTAL	833,224
		Government Agency—1.7%
9,334,540	[2,3]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	9,255,682
219,854	[2,3]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	218,260
		TOTAL	9,473,942
		Government National Mortgage Association—0.3%
663,049		4.000%, 5/15/2025	703,143
221,736		5.000%, 3/15/2023	236,522
330,089		5.500%, 2/15/2023 - 5/15/2038	365,681
103,887		6.000%, 1/20/2029 - 3/15/2032	118,011
50,556		6.500%, 10/15/2031	58,462
18,719		7.500%, 10/15/2026 - 10/15/2027	22,063
		TOTAL	1,503,882
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,942,543)	12,029,796
		COMMERCIAL MORTGAGE-BACKED SECURITIES—46.3%
		Agency Commercial Mortgage-Backed Securities—46.3%
2,000,000		FHLMC REMIC K003 A4, 5.053%, 1/25/2019	2,115,028
6,673,706		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	6,758,275
1,541,818		FHLMC REMIC K011 A1, 2.917%, 8/25/2020	1,570,823
7,848,415		FHLMC REMIC K014 A1, 2.788%, 10/25/2020	7,967,637
5,258,273		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	5,260,110
9,400,000		FHLMC REMIC K027 A2, 2.637%, 1/25/2023	9,554,759
3,151,950		FHLMC REMIC K029 A1, 2.839%, 10/25/2022	3,241,953
1,000,000		FHLMC REMIC K031 A2, 3.300%, 4/25/2023	1,052,919
5,000,000		FHLMC REMIC K033 A2, 3.060%, 7/25/2023	5,186,104
7,700,000		FHLMC REMIC K049 A2, 3.010%, 7/25/2025	7,861,328
7,937,254		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	8,109,254

Principal Amount or Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Agency Commercial Mortgage-Backed Securities—continued
$10,419,635	FHLMC REMIC K052 A1, 2.598%, 1/25/2025	$10,587,235
9,748,688	FHLMC REMIC K053 A1, 2.548%, 2/25/2025	9,847,454
12,150,000	FHLMC REMIC K054 A2, 2.745%, 1/25/2026	12,105,502
6,980,469	FHLMC REMIC K055 A1, 2.263%, 4/25/2025	6,944,187
9,325,000	FHLMC REMIC K504 A2, 2.566%, 9/25/2020	9,562,237
18,584,568	FHLMC REMIC K702 A2, 3.154%, 2/25/2018	18,907,163
20,283,736	FHLMC REMIC K703 A2, 2.699%, 5/25/2018	20,613,533
3,445,491	FHLMC REMIC K714 A1, 2.075%, 12/25/2019	3,469,926
10,679,194	FHLMC REMIC K720 A1, 2.316%, 11/25/2021	10,852,136
6,500,000	FHLMC REMIC K720 A2, 2.716%, 6/25/2022	6,657,265
4,300,577	FHLMC REMIC K721 A1, 2.610%, 1/25/2022	4,398,823
1,301,293	FHLMC REMIC KF02 A1, 0.911%, 7/25/2020	1,300,947
9,923,888	FHLMC REMIC KJ03 A1, 1.669%, 1/25/2021	9,892,391
6,681,838	FHLMC REMIC KJ04 A1, 1.376%, 10/25/2020	6,658,828
8,000,000	FHLMC REMIC KJ08 A2, 2.356%, 8/25/2022	7,988,574
5,401,243	FHLMC REMIC KS02 A, 0.972%, 8/25/2023	5,396,317
7,000,000	FHLMC REMIC KSMC A2, 2.615%, 1/25/2023	7,095,938
501,296	FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	501,314
14,427,578	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	14,607,705
7,589,230	FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	7,577,643
650,000	FNMA REMIC 2012-M13 A2, 2.377%, 5/25/2022	647,790
4,000,000	FNMA REMIC 2015 M4 AV2, 2.509%, 7/25/2022	4,034,381
8,000,000	FNMA REMIC 2016 M2 AV2, 2.152%, 1/25/2023	7,887,777
9,000,000	FNMA REMIC 2016 M5 A2, 2.469%, 4/25/2026	8,710,464
9,500,000	FNMA REMIC 2016 M7 A2, 2.499%, 9/25/2026	9,081,883
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $266,382,202)	264,005,603
	COLLATERALIZED MORTGAGE OBLIGATIONS—5.9%
	Federal Home Loan Mortgage Corporation—0.8%
77,952	REMIC 2411 FJ, 0.888%, 12/15/2029	77,542
257,388	REMIC 2458 FB, 1.538%, 1/15/2032	261,927
36,066	REMIC 2534 FI, 1.438%, 2/15/2032	36,566
10,600	REMIC 2555 B, 4.250%, 1/15/2018	10,719
2,539,679	REMIC 2601 DA, 4.000%, 4/15/2023	2,641,258
1,708,903	REMIC 3322 FB, 0.928%, 5/15/2037	1,704,894
	TOTAL	4,732,906
	Federal National Mortgage Association—0.9%
418	REMIC 1988-16 B, 9.500%, 6/25/2018	428
468	REMIC 1989-35 G, 9.500%, 7/25/2019	496
593,954	REMIC 1999-51 F, 1.050%, 9/17/2029	596,346
8,893	REMIC 2003-16 CB, 4.000%, 2/25/2033	8,983
309,424	REMIC 2006-58 FP, 0.884%, 7/25/2036	308,034
577,599	REMIC 2006-85 PF, 0.964%, 9/25/2036	578,336
781,315	REMIC 2007-46 FA, 0.954%, 5/25/2037	778,630
870,242	REMIC 2008-17 PA, 4.500%, 10/25/2037	899,805
1,415,315	REMIC 2009-14 PB, 3.500%, 3/25/2024	1,450,555
230,810	REMIC 370 F21, 0.884%, 6/25/2036	229,703
	TOTAL	4,851,316

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—4.2%
$23,942,267		REMIC 2013-H16 FA, 1.071%, 7/20/2063	$23,860,488
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $33,550,089)	33,444,710
		REPURCHASE AGREEMENT—0.5%
3,093,750		Interest in $435,000,000 joint repurchase agreement 0.28%, dated 11/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $435,003,383 on 12/1/2016. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 2/25/2044 and the market value of that underlying security was $448,053,485 (purchased with proceeds from securities lending collateral). (IDENTIFIED COST $3,093,750)	3,093,750
		INVESTMENT COMPANY—0.8%
4,348,318	[4]	Federated Government Obligations Fund, Premier Shares, 0.31%[5] (IDENTIFIED COST $4,348,318)	4,348,318
		TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $569,393,396)[6]	573,170,077
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[7]	(2,428,386)
		TOTAL NET ASSETS—100%	$570,741,691
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of November 30, 2016, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$3,013,129	$3,093,750
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $9,473,942, which represented 1.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2016, these liquid restricted securities amounted to $9,473,942, which represented 1.7% of total net assets.
4	Affiliated holding.
Transactions involving an affiliated holding during the period ended November 30, 2016, was as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/29/2016	—
Purchases/Additions	39,351,843
Sales/Reductions	(35,003,525)
Balance of Shares Held 11/30/2016	4,348,318
Value	$4,348,318
Dividend Income	$4,409
5	7-day net yield.
6	At November 30, 2016, the cost of investments for federal tax purposes was $569,393,396. The net unrealized appreciation of investments for federal tax purposes was $3,776,681. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,556,839 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,780,158.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$166,839,611	$—	$166,839,611
Adjustable Rate Mortgages	—	196,843	—	196,843
Government Agencies	—	89,211,446	—	89,211,446
Mortgage-Backed Securities	—	12,029,796	—	12,029,796
Commercial Mortgage-Backed Securities	—	264,005,603	—	264,005,603
Collateralized Mortgage Obligations	—	33,444,710	—	33,444,710
Repurchase Agreement	—	3,093,750	—	3,093,750
Investment Company	4,348,318	—	—	4,348,318
TOTAL SECURITIES	$4,348,318	$568,821,759	$—	$573,170,077
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Governemnt Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017